Restructuring (Tables)	3 Months Ended
Mar. 31, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Restructuring charges	$10,076	$39,346
Total	$10,076	$39,346

Schedule of Details of Movement in Restructuring Charges

	Three Months Ended	Year Ended
	March 31, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period	10,076	75,386
Utilization	(7,512)	(94,335)
Closing provision	$15,089	$12,525